FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a non-recurring basis (Details) - Non-recurring ¥ in Thousands	Mar. 31, 2017 JPY (¥)
Assets:
Assets	¥ 0
Liabilities	0
Total losses
Assets:
Property and equipment	¥ 5,144